Equity Accounted Investees - Access Biologicals LLC (Details) € in Thousands, $ in Thousands		12 Months Ended
	Jan. 12, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Equity Accounted Investees
Non-current assets						€ 7,974,948	€ 7,007,258
Current assets						2,945,316	3,122,514
Non-current liabilities						(6,308,312)	(5,330,031)
Current liabilities						(977,987)	(1,071,763)
Profit from continuing operations (100%)			€ 661,314	€ 544,543	€ 531,441
Reconciliation of summarized financial information with carrying amount
Equity method accounted investment			201,345	76,728	54,296	219,009	€ 201,345
Movement in the investments in equity-accounted investees
Balance			201,345	76,728	54,296
Acquisitions			80,685	136,072	33,039
Share of profit / (losses)			(19,887)	6,933	(8,280)
Share of other comprehensive income / translation differences			(27,134)	10,671	2,673
Balance			€ 219,009	€ 201,345	€ 76,728
Access Biologic Acquisition
Equity Accounted Investees
Ownership interest (as a percent)	49.00%	49.00%	49.00%
Option to purchase remaining voting rights (as a percent)	51.00%
Option to purchase remaining voting rights, term (in years)	5 years
Non-current assets		$ 1,464				1,221
Current assets		17,296				14,422
Non-current liabilities		(1,540)				(1,284)
Current liabilities		(3,626)				(3,023)
Total net assets (100%)		13,594				11,336
Group's share of net assets		6,661				5,555
Profit from continuing operations (100%)		4,129	€ 3,734
Group's share of total comprehensive income		2,023	1,830
Reconciliation of summarized financial information with carrying amount
Group's share of net assets		$ 6,661				5,555
Goodwill of equity method investment						38,664
Equity method accounted investment			44,219			€ 44,219
Movement in the investments in equity-accounted investees
Acquisitions	$ 51,000		48,383
Share of profit / (losses)			1,830
Share of other comprehensive income / translation differences			(5,994)
Balance			€ 44,219